Offerings - Offering: 1	Jun. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon exercise of options granted or in respect of awards granted under the Second Amended and Restated 2015 Management Incentive Plan
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	42.205
Maximum Aggregate Offering Price	$ 316,537,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 48,461.89
Offering Note	Represents 7,500,000 shares of Class A common stock, par value $0.00001 per share (the "Class A Common Stock") of Virtu Financial, Inc. (the "Company") that are reserved for issuance upon exercise of options granted or in respect of awards to be granted under the Virtu Financial, Inc. Second Amended and Restated 2015 Management Incentive Plan (the "Plan"). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also includes additional shares of Class A Common Stock in respect of the securities identified in the above table that may become issuable through the Plan by reason of any stock dividend, stock split, recapitalization or similar adjustments. Estimated for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high ($42.77) and low ($41.64) prices of the Class A Common Stock reported on the New York Stock Exchange on June 23, 2025.